Annual Operating Expenses {- Fidelity Advisor® Limited Term Bond Fund} - 08.31 Fidelity Advisor Limited Term Bond Fund Retail PRO-07 - Fidelity Advisor® Limited Term Bond Fund - Fidelity Limited Term Bond Fund
Oct. 29, 2022
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.45%